Financial Risk Management - Profit or loss in relation to impaired financial assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial Risk Management
- movement in provision for impairment	$ (11,154)	$ (8,883)	$ (4,985)
- recovery of previous impairment losses	3,841	4,440	3,439
Net impairment losses on financial assets	$ (7,313)	$ (4,443)	$ (1,546)